Regulatory Capital Financial Instruments (Details) - Schedule of placement of subordinated bonds $ in Millions	12 Months Ended
Dec. 31, 2023 CLP ($)
Schedule of placement of subordinated bonds [Abstract]
Placement amount	$ 3,300,000
Interest rate	3.51%
Plazo de emisión	6 years
Placement date	Jan. 07, 2022
Maturity date	Sep. 01, 2028